Income Taxes - Schedule of deductible temporary differences and unused tax losses (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 489,747	$ 363,385
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	11,556	8,328
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	26,444	8,412
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	17,030	14,890
Losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	278,115	255,635
Research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	1,817	669
Fixed Assets, intangibles and other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	114,384	52,852
Financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 40,401	$ 22,599